Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 483,065	$ (3,313)	$ 3,165	$ 482,917
Net impact from adoption of ASC 606		(2,109)	(152)	(2,261)
Contributions from noncontrolling interests			2,036	2,036
Net loss		29,184	7,522	36,706
Net transfers to parent	25,758			25,758
Ending balance, value at Dec. 31, 2018	508,823	23,762	12,571	545,156
Contributions from noncontrolling interests			130	130
Net loss		17,200	5,191	22,391
Net transfers to parent	15,693			15,693
Ending balance, value at Dec. 31, 2019	524,516	40,962	17,892	583,370
Contributions from noncontrolling interests			198	198
Net loss		(8,951)	(133)	(9,084)
Net transfers to parent	(28,342)		(1,242)	(29,584)
Distributions to noncontrolling interests			(15,414)	(15,414)
Ending balance, value at Dec. 31, 2020	$ 496,174	$ 32,011	$ 1,301	$ 529,486